Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares			Value
	INVESTMENT COMPANIES - 97.0%
	Exchange Traded Funds - 97.0%
210,796	Invesco QQQ Trust Series 1		$62,159,525
274,388	Invesco S&P 500 Equal Weight ETF (f)		30,566,823
261,810	iShares Core S&P Mid-Cap ETF		50,416,752
327,211	iShares Edge MSCI USA Momentum Factor ETF		50,220,344
1,306,151	iShares MSCI Eurozone ETF (f)		51,449,288
112,690	Janus Henderson Small/Mid Cap Growth Alpha ETF (f)		5,927,494
268,179	Schwab U.S. Large-Cap Value ETF (f)		14,446,803
2,632,562	SPDR Portfolio Developed World ex-US ETF		78,345,045
1,136,832	SPDR Portfolio Emerging Markets ETF (f)		42,176,467
1,258,544	SPDR Portfolio S&P 500 Growth ETF (e)		66,237,171
791,557	SPDR Portfolio S&P 500 Value ETF (e)		24,649,085
370,776	SPDR S&P Kensho New Economies Composite ETF		16,106,509
665,558	Xtrackers MSCI USA ESG Leaders Equity ETF		21,211,799
208,126	Xtrackers S&P 500 ESG ETF (f)		6,453,987
	TOTAL INVESTMENT COMPANIES (Cost - $472,026,975)		520,367,092

	COMMON STOCKS - 2.0%
	Accommodation and Food Services - 0.0% (b)
111	Domino's Pizza, Inc.		45,395

	Auto Manufacturers - 0.0% (b)
579	PACCAR, Inc.		49,701

	Auto Parts & Equipment - 0.0% (b)
803	BorgWarner, Inc.		32,594

	Banks - 0.0% (b)
1,190	Morgan Stanley		62,189
557	State Street Corp.		37,926
138	SVB Financial Group (a)		35,243
			135,358
	Beverages - 0.0% (b)
726	Monster Beverage Corp. (a)		60,882

	Biotechnology - 0.1%
180	Illumina, Inc. (a)		64,300
165	Regeneron Pharmaceuticals, Inc. (a)		102,288
286	Vertex Pharmaceuticals, Inc. (a)		79,828
			246,416
	Building Materials - 0.0% (b)
426	Fortune Brands Home & Security, Inc.		35,818
706	Masco Corp.		41,160
			76,978
	Chemicals - 0.1%
228	Air Products & Chemicals, Inc.		66,635
363	Albemarle Corp.		33,037
324	FMC Corp.		34,623
461	Linde PLC		115,130
88	Sherwin-Williams Co.		59,052
			308,477
	Commercial Services - 0.1%
185	Moody's Corp.		54,509
1,404	PayPal Holdings, Inc. (a)		286,613
625	Quanta Services, Inc.		32,031
239	S&P Global, Inc.		87,574
207	United Rentals, Inc. (a)		36,649
			497,376
	Computers - 0.0% (b)
358	Fortinet, Inc. (a)		47,258

	Distribution/Wholesale - 0.0% (b)
1,144	Fastenal Co.		55,896
111	WW Grainger, Inc.		40,563
			96,459
	Diversified Financial Services - 0.1%
223	Ameriprise Financial, Inc.		34,966
135	BlackRock, Inc.		80,215
455	Intercontinental Exchange, Inc.		48,335
304	Nasdaq, Inc.		40,864
314	T. Rowe Price Group, Inc.		43,712
			248,092
	Electric - 0.1%
1,813	AES Corp.		32,181
421	Ameren Corp.		33,305
620	Dominion Energy, Inc.		48,633
436	Eversource Energy		37,369
319	NextEra Energy, Inc.		89,055
669	Public Service Enterprise Group, Inc.		34,949
590	Xcel Energy, Inc.		40,990
			316,482
	Electronics - 0.0% (b)
521	Agilent Technologies, Inc.		52,319
50	Mettler-Toledo International, Inc. (a)		48,539
344	PerkinElmer, Inc.		40,495
			141,353
	Finance and Insurance - 0.0% (b)
320	First Republic Bank		36,131
89	MarketAxess Holdings, Inc.		43,249
			79,380
	Food - 0.1%
1,133	Conagra Brands, Inc.		43,462
828	General Mills, Inc.		52,951
815	Hormel Foods Corp.		41,549
1,782	Kraft Heinz Co.		62,441
1,549	Kroger Co.		55,268
			255,671
	Healthcare Products - 0.1%
137	ABIOMED, Inc. (a)		42,144
148	Align Technology, Inc. (a)		43,953
812	Danaher Corp.		167,654
624	Hologic, Inc. (a)		37,265
152	IDEXX Laboratories, Inc. (a)		59,441
116	Intuitive Surgical, Inc. (a)		84,778
444	Thermo Fisher Scientific, Inc.		190,467
			625,702
	Home Builders - 0.0% (b)
606	DR Horton, Inc.		43,250
526	Lennar Corp., Class A		39,355
			82,605
	Home Furnishings - 0.0% (b)
189	Whirlpool Corp.		33,589

	Household Products/Wares - 0.0% (b)
462	Church & Dwight Co., Inc.		44,273
249	Clorox Co.		55,652
			99,925
	Information - 0.1%
2,520	Microsoft Corp.		568,336

	Insurance - 0.0% (b)
345	Arthur J Gallagher & Co.		36,328
460	Marsh & McLennan Cos., Inc.		52,859
589	Progressive Corp.		55,979
			145,166
	Internet - 0.3%
168	Amazon.com, Inc. (a)		579,761
1,175	eBay, Inc.		64,366
2,029	Facebook, Inc., Class A (a)		594,903
517	Netflix, Inc. (a)		273,783
			1,512,813
	Machinery - Diversified - 0.0% (b)
246	Cummins, Inc.		50,983
208	Rockwell Automation, Inc.		47,950
119	Roper Technologies, Inc.		50,836
			149,769
	Manufacturing - 0.2%
3,229	Amcor Plc		35,713
4,624	Apple, Inc.		596,681
172	DexCom, Inc. (a)		73,170
185	West Pharmaceutical Services, Inc.		52,533
138	Zebra Technologies Corp., Class A (a)		39,541
			797,638
	Mining - 0.0% (b)
2,953	Freeport-McMoRan, Inc.		46,096
1,236	Newmont Goldcorp Corp.		83,158
			129,254
	Oil & Gas - 0.0% (b)
1,979	Apache Corp.		29,289
1,627	Cabot Oil & Gas Corp.		30,864
634	Hess Corp.		29,190
905	Marathon Petroleum Corp.		32,091
307	Pioneer Natural Resources Co.		31,907
			153,341
	Oil & Gas Services - 0.0% (b)
1,932	Halliburton Co.		31,260

	Pipelines - 0.0% (b)
1,664	Williams Cos., Inc.		34,545

	Professional, Scientific, and Technical Services - 0.0% (b)
86	Bio-Rad Laboratories, Inc., Class A (a)		43,739
250	ServiceNow, Inc. (a)		120,505
			164,244
	Real Estate Investment Trusts - 0.1%
211	Alexandria Real Estate Equities, Inc.		35,528
273	American Tower Corp.		68,018
343	Crown Castle International Corp.		55,994
349	Digital Realty Trust, Inc.		54,322
882	Duke Realty Corp.		34,001
100	Equinix, Inc.		78,978
616	Prologis, Inc.		62,746
142	SBA Communications Corp.		43,462
			433,049
	Retail - 0.2%
467	Best Buy Co., Inc.		51,795
49	Chipotle Mexican Grill, Inc. (a)		64,204
376	Dollar General Corp.		75,907
713	Home Depot, Inc.		203,233
1,150	L Brands, Inc.		33,810
842	Lowe's Cos., Inc.		138,669
98	O'Reilly Automotive, Inc. (a)		45,632
610	Target Corp.		92,238
300	Tractor Supply Co.		44,649
1,599	Walmart, Inc.		222,021
			972,158
	Semiconductors - 0.2%
1,633	Advanced Micro Devices, Inc. (a)		148,309
221	IPG Photonics Corp. (a)		35,742
239	KLA Corp.		49,029
198	Lam Research Corp.		66,595
701	NVIDIA Corp.		375,021
320	Qorvo, Inc. (a)		41,046
1,319	QUALCOMM, Inc.		157,093
366	Skyworks Solutions, Inc.		53,015
			925,850
	Software - 0.1%
1,175	Activision Blizzard, Inc.		98,136
471	Adobe, Inc. (a)		241,807
299	Autodesk, Inc. (a)		73,464
535	Cadence Design Systems, Inc. (a)		59,337
313	Citrix Systems, Inc.		45,447
512	Electronic Arts, Inc. (a)		71,409
143	MSCI, Inc.		53,378
277	Synopsys, Inc. (a)		61,300
265	Take-Two Interactive Software, Inc. (a)		45,365
			749,643
	Telecommunications - 0.0% (b)
1,210	T-Mobile US, Inc. (a)		141,183

	Transportation - 0.0% (b)
386	CH Robinson Worldwide, Inc.		37,944
428	Expeditors International of Washington, Inc.		37,831
286	FedEx Corp.		62,874
287	JB Hunt Transport Services, Inc.		40,335
			178,984
	Transportation and Warehousing - 0.1%
267	Old Dominion Freight Line, Inc.		53,982
977	United Parcel Service, Inc., Class B		159,857
			213,839
	Water - 0.0% (b)
265	American Water Works Co., Inc.		37,455

	TOTAL COMMON STOCKS (Cost - $8,987,665)		10,818,220
Contracts		Notional Value
	PURCHASED OPTIONS - 0.1% (a)(c)
	PURCHASED CALL OPTIONS - 0.1%
	iShares MSCI Emerging Markets ETF
4,000	Expiration: January 2021, Exercise Price: $52 (g)	$17,816,000	112,000
	iShares Trust - iShares China Large-Cap ETF
4,000	Expiration: January 2021, Exercise Price: $51 (g)	17,584,000	186,000
	iShares MSCI EAFE ETF
3,000	Expiration: January 2021, Exercise Price: $75 (g)	19,494,000	30,000
	TOTAL PURCHASED OPTIONS (Cost - $485,198)		328,000

	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
4,957,881	First American Treasury Obligations Fund, Class X, 0.07% (d)		4,957,881
	TOTAL SHORT TERM INVESTMENTS (Cost - $4,957,881)		4,957,881

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.4%
77,441,384	First American Government Obligations Fund, Class Z, 0.05% (d)		77,441,384
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $77,441,384)		77,441,384

	TOTAL INVESTMENTS - 114.4% (Cost - $563,899,103)		613,912,577
	Liabilities in Excess of Other Assets - (14.4)%		(77,428,645)
	NET ASSETS - 100.0%		$536,483,932

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iShares MSCI EAFE ETF
3,000	Expiration: December 2020, Exercise Price $75	$19,494,000	$22,500
	iShares MSCI Emerging Markets ETF
4,000	Expiration: December 2020, Exercise Price $52	17,816,000	82,000
	iShares Trust - iShares China Large-Cap ETF
4,000	Expiration: December 2020, Exercise Price $51	17,584,000	154,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $335,885)		258,500

	TOTAL OPTIONS WRITTEN (Premiums Received $335,885)		$258,500

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rounds to less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on August 31, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $44,034,000.
(f) All or a portion of this security is out on loan as of August 31, 2020.
(g) Held in connection with a written option, see Schedule of Written Options for more details.